Derivative Contract Information	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Derivative Contract Information

8.    Derivative Contract Information

For the three and six months ended March 31, 2018, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Risk exposure derivative type	Location of Gain or Loss on Derivatives Recognized in Income	Three months ended Mar-31, 2018	Three months ended Mar-31, 2017	Six months ended Mar-31, 2018	Six months ended Mar-31, 2017
(Amounts in 000’s of US$)
Currency Risk	Net Realized gain/(loss) on Gold Delivery Agreement	$(415)	$(86)	$(533)	$(86)

The table below summarizes the average daily notional value of derivative contracts outstanding during the period:

	Three months ended Mar-31, 2018	Fiscal period ended Sep-30, 2017
(Amounts in 000’s of US$)
Average notional	$18,106	$22,963

The notional of the contract varies daily based on the value of gold held at the Custodian.

At March 31, 2018, as well as the fiscal period ended September 30, 2017, the Fund’s over-the-counter (“OTC”) derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition
	Assets[a]	Liabilities[a]
Derivatives
Gold Delivery Agreement	$—	$—

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset on the Statement of Financial Condition.

At March 31, 2018, as well as the fiscal period ended September 30, 2017, the Fund’s OTC derivative assets, which may offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Assets Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

At March 31, 2018, as well as the fiscal period ended September 30, 2017, the Fund’s OTC derivative liabilities, which may offset against the Fund’s OTC derivative assets and collateral pledged from the counterparty, are as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Liabilities Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

9.    Derivative Contract Information

For the fiscal period ended September 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Risk exposure derivative type	Location of Gain or Loss on Derivatives Recognized in Income	Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Currency Risk	Net Realized gain/(loss) on Gold Delivery Agreement	$(1,833)

The table below summarizes the average daily notional value of derivative contracts outstanding during the period:

Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Average notional	$22,963

The notional of the contract varies daily based on the amount of gold held at the Custodian.

At September 30, 2017, the Fund’s over-the-counter (“OTC”) derivative assets and liabilities were as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition
	Assets[a]	Liabilities[a]
Derivatives
Gold Delivery Agreement	$—	$—

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Financial Condition.

At September 30, 2017, the Fund’s OTC derivative assets, which may offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, were as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Assets Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

At September 30, 2017, the Fund’s OTC derivative liabilities, which may offset against the Fund’s OTC derivative assets and collateral pledged from the counterparty, were as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Liabilities Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount

Counterparty

Merrill Lynch International	$—	$—	$—	$—	$—

SPDR Long Dollar Gold Trust [Member]
Derivative Contract Information

8.    Derivative Contract Information

For the three and six months ended March 31, 2018, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Risk exposure derivative type	Location of Gain or Loss on Derivatives Recognized in Income	Three months ended Mar-31, 2018	Three months ended Mar-31, 2017	Six months ended Mar-31, 2018	Six months ended Mar-31, 2017
(Amounts in 000’s of US$)
Currency Risk	Net Realized gain/(loss) on Gold Delivery Agreement	$(415)	$(86)	$(533)	$(86)

The table below summarizes the average daily notional value of derivative contracts outstanding during the period:

	Three months ended Mar-31, 2018	Fiscal period ended Sep-30, 2017
(Amounts in 000’s of US$)
Average notional	$18,106	$22,963

The notional of the contract varies daily based on the value of gold held at the Custodian.

At March 31, 2018, as well as the fiscal period ended September 30, 2017, the Fund’s over-the-counter (“OTC”) derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition
	Assets[a]	Liabilities[a]
Derivatives
Gold Delivery Agreement	$—	$—

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset on the Statement of Financial Condition.

At March 31, 2018, as well as the fiscal period ended September 30, 2017, the Fund’s OTC derivative assets, which may offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Assets Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

At March 31, 2018, as well as the fiscal period ended September 30, 2017, the Fund’s OTC derivative liabilities, which may offset against the Fund’s OTC derivative assets and collateral pledged from the counterparty, are as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Liabilities Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

9.    Derivative Contract Information

For the fiscal period ended September 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Risk exposure derivative type	Location of Gain or Loss on Derivatives Recognized in Income	Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Currency Risk	Net Realized gain/(loss) on Gold Delivery Agreement	$(1,833)

The table below summarizes the average daily notional value of derivative contracts outstanding during the period:

Fiscal Period Ended Sept-30, 2017
(Amounts in 000’s of US$)
Average notional	$22,963

The notional of the contract varies daily based on the amount of gold held at the Custodian.

At September 30, 2017, the Fund’s over-the-counter (“OTC”) derivative assets and liabilities were as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Financial Condition
	Assets[a]	Liabilities[a]
Derivatives
Gold Delivery Agreement	$—	$—

[a]	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Financial Condition.

At September 30, 2017, the Fund’s OTC derivative assets, which may offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, were as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Assets Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount
Counterparty
Merrill Lynch International	$—	$—	$—	$—	$—

At September 30, 2017, the Fund’s OTC derivative liabilities, which may offset against the Fund’s OTC derivative assets and collateral pledged from the counterparty, were as follows:

Amounts Not Offset in the Statement of Financial Condition
	Gross Amounts of Liabilities Presented in the Statement of Financial Condition	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount

Counterparty

Merrill Lynch International	$—	$—	$—	$—	$—